Long-Term Debt (Narrative) (Details) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 30, 2016	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Jan. 31, 2011
Debt Instrument [Line Items]
Revolving credit facility			$ 104,111,000
Letters of credit outstanding			63,339,000
Letter of credit remaining borrowing capacity			47,522,000
7.375% senior notes			272,998,000	$ 271,998,000
Purchases of property and equipment			83,798,000	74,455,000	$ 91,910,000
Amortization of deferred financing fees			$ 2,438,000	$ 1,729,000	$ 1,453,000
Senior Notes [Member]
Debt Instrument [Line Items]
Debt instrument, face amount						$ 25,000,000
Vessels and Ancillary Equipment [Member]
Debt Instrument [Line Items]
Purchases of property and equipment		$ 15,569,000
Operating leases expiration year			2023
7.375% Senior Notes Due In 2020 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 275,000,000
Debt instrument, interest rate, stated percentage			7.375%
7.375% senior notes							$ 250,000,000
Maturity date			Mar. 01, 2020
7.375% Senior Notes Due In 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, face amount			$ 275,000,000
Debt instrument, interest rate, stated percentage			7.375%
Maturity date			Feb. 01, 2019
5.75% Senior Notes Due In 2023 [Member] | Vessels and Ancillary Equipment [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage		5.75%
If Redeemed In 2015 [Member] | 7.375% Senior Notes Due In 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			103.70%
If Redeemed In 2016 [Member] | 7.375% Senior Notes Due In 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			101.80%
If Redeemed After 2016 [Member] | 7.375% Senior Notes Due In 2019 [Member]
Debt Instrument [Line Items]
Debt instrument, redemption price, percentage			100.00%
Maximum [Member]
Debt Instrument [Line Items]
Fixed charge coverage ratio	1.10%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000
Line of credit facility optional increase capacity	$ 100,000,000
Revolving credit facility, maturity date			Dec. 30, 2019
Revolving credit facility, Description			The Credit Agreement matures on December 30, 2019; provided that the maturity date shall be accelerated to November 3, 2018 if the Company fails to refinance its unsecured senior notes that mature February 1, 2019. The refinanced notes must have a maturity on or after March 31, 2020
Revolving Credit Facility [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Revolving Credit Facility [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Unused fee percentage	0.375%
Revolving Credit Facility [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.00%
Revolving Credit Facility [Member] | Maximum [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	3.00%
Revolving Credit Facility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Unused fee percentage	0.25%
Revolving Credit Facility [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.50%
Revolving Credit Facility [Member] | Minimum [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.50%
Standby Letters of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	$ 250,000,000
Swingline Loans [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity	25,000,000
Prior Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Payment of revolving credit	$ 199,000,000
Prior Revolving Credit Agreement [Member] | Maximum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.50%
Prior Revolving Credit Agreement [Member] | Maximum [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	2.50%
Prior Revolving Credit Agreement [Member] | Minimum [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	0.50%
Prior Revolving Credit Agreement [Member] | Minimum [Member] | LIBOR Rate [Member]
Debt Instrument [Line Items]
Debt instrument, basis spread on variable rate	1.50%
Prior Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Payment of secured term loan	$ 50,000,000
Term loan facility bear interest fixed rate	4.655%